Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Summary of premises and equipment
A summary of premises and equipment at December 31, 2012 and 2011 follows:

(dollars in thousands)
	2012	2011
Land	$2,413	2,413
Buildings	29,584	28,716
Furniture, Fixtures and equipment	42,636	41,283
Leasehold improvements	24,070	22,256
Total bank premises and Equipment	98,703	94,668
Accumulated depreciation and amortization	(62,464)	(57,662)
Total	$36,239	37,006